Capital Requirements	12 Months Ended
Dec. 31, 2024
Financial Services, Banking and Thrift [Abstract]
Capital Requirements	Capital Requirements
Bakkt Trust is subject to certain reduced regulatory capital requirements imposed by NYDFS given its current state of not conducting business operations. These capital requirements require Bakkt Trust to maintain in cash an amount sufficient for its estimated wind-down costs, as calculated by NYDFS.
Bakkt Crypto holds a BitLicense from NYDFS, which subjects it to NYDFS’s oversight with respect to business activities conducted in New York State and with New York residents, and is required to maintain a capital balance equal to the greater of a predefined minimum amount or the sum of the required percentages established for transmitted assets, cold wallet and hot wallet custody assets, and predefined wind-down costs, or expected costs associated with the orderly wind-down of the business. Bakkt Crypto also has money transmitter licenses wherever its business model requires (46 states plus Washington D.C., giving effect to the surrender of duplicative and unneeded licenses following the merger of Bakkt Crypto Solutions and Bakkt Marketplace discussed below) which require it to maintain a minimum tangible net worth. Several states have adopted the Model Money Transmission Modernization Act (“MMTMA”), which defined tangible net worth as the aggregate assets of a licensee excluding all intangible assets, less liabilities, and established a calculation for minimum tangible net worth as a percentage of total assets. For states that have not adopted the MMTMA, Bakkt Crypto is required to maintain tangible net worth of a minimum amount, plus the amount of customer funds held in transit. In March 2024, we received approval from NYDFS to merge, and have since merged, Bakkt Crypto Solutions and Bakkt Marketplace into one legal entity, now referred to as Bakkt Crypto.
Bakkt Brokerage was registered as a broker-dealer with the Financial Industry Regulatory Authority (“FINRA”) and was required to maintain a non-material minimum amount of net capital. Bakkt Brokerage filed for a withdrawal of its membership with FINRA on July 16, 2024. Following Bakkt Brokerage’s withdrawal filing, FINRA expelled Bakkt Brokerage for a failure to file independently audited financial statements for 2023, a period when Bakkt Brokerage was inactive. Bakkt Brokerage has not received approval to correct this filing and is in the process of winding down its business.
As of December 31, 2024 and December 31, 2023, the above mentioned subsidiaries were in compliance with their respective regulatory capital requirements. The minimum capital requirements to which our subsidiaries are subject may restrict their ability to transfer cash. We may also be required to transfer cash to our subsidiaries such that they may continue to meet these minimum capital requirements.